Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred tax assets to be recovered	¥ 13,352	¥ 10,160
Deferred tax liabilities:
Deferred tax liabilities to be settled	(23,554)	(8,903)
Net deferred tax liabilities	(10,202)	1,257	¥ (4,871)
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	7,508	3,947
Deferred tax liabilities:
Deferred tax liabilities to be settled	(19,906)	(7,490)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	5,844	6,213
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (3,648)	¥ (1,413)